UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2005

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	Yves Pinkowitz
Title:	VP, Securities Portfolio Operations
Phone:	949-219-3572

Signature, Place, and Date of Signing







Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: 18,702

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 6/30/2005

		 		   FAIR MKT   SHARES OR 	VOTING
NAME OF ISSUER		CUSIP	   VALUE      PRINCIPAL 	AUTHORITY
AMERICAN CAP STRAT	024937104  2,708      75,000 	 	75,000
DISCOVERY PARTNERS INTL	254675101  49 	      17,258 		17,258
MCDATA CORPORATION	580031201  2 	      510 	 	510
MCI INC			552691107  728 	      28,312 		28,312
NASDAQ-100 INDEX TRACK	631100104  368 	      10,000 		10,000
NEWTEK BUSINESS SERV	652526104  118 	      52,350 		52,350
NTL INC			62940M104  1,056      15,428 		15,428
PHASE FORWARD INC.	71721R406  146 	      21,410 		21,410
SPDR TRUST SERIES 1	78462F103  1,787      15,000 		15,000
ST PAUL TRAVELERS COS 	792860108  13 	      341 	 	341
COMMSCOPE INC CONV SR 	203372AD9  485 	      500,000 		-
EL PASO CORP CONV ZERO 	28336LAC3  1,080      2,000,000 	-
ELEC FOR IMAGING CONV 	286082AA0  494 	      500,000 		-
GENERAL MOTORS CONV SR 	370442741  3,616      3,717,500 	-
NEXTEL COMM CONV SR NT	65332VAY9  2,018      2,000,000 	-
NORTEL NETWORKS CORP 	656568AB8  469 	      500,000 		-
THERMOTREX CORP CONV 	883556AJ1  1,953      2,000,000 	-
FORD MOTOR CO CAP TR 	345395206  1,613      40,000 		-